Share-based payments - New VSOP - Expense recognized in the statement of operations and other comprehensive income (loss) (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€) Option	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€) Option	Jun. 30, 2023 EUR (€)
Share-based payments
Research and development expenses	€ 452	€ 609	€ 659	€ 761
Selling and distribution expenses	89	112	119	153
General and administrative expenses	320	1,891	537	3,221
Total	€ 1,244	€ 2,994	€ 1,731	€ 4,572
New VSOP
Share-based payments
Number of options exercised | Option	0		0